Risk Management Credit exposure of loans and receivables by customer and loan classification (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Composition of loans and receivables [Line Items]
Total net	₩ 267,106,204	$ 250,235,337	₩ 258,392,633
Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	268,936,446		260,419,729
Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	1,830,242		2,027,096
Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	265,692,069		256,994,673
Loans and receivables overdue but not impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	1,007,097		871,368
Impaired loans and receivables | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	2,237,280		2,553,688
Korean treasury and government agencies
Composition of loans and receivables [Line Items]
Total net	8,823,584		16,058,305
Korean treasury and government agencies | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	8,825,775		16,062,399
Korean treasury and government agencies | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	2,191		4,094
Korean treasury and government agencies | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	8,825,767		16,062,399
Korean treasury and government agencies | Loans and receivables overdue but not impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	8
Banks
Composition of loans and receivables [Line Items]
Total net	26,845,309		20,242,260
Banks | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	26,861,286		20,258,860
Banks | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	15,977		16,600
Banks | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	26,861,286		20,258,860
Corporates
Composition of loans and receivables [Line Items]
Total net	90,570,551		88,985,566
Corporates | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	91,947,571		90,626,843
Corporates | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	1,377,020		1,641,277
Corporates | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	90,118,609		88,478,409
Corporates | Loans and receivables overdue but not impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	128,683		105,539
Corporates | Impaired loans and receivables | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	1,700,279		2,042,895
General business
Composition of loans and receivables [Line Items]
Total net	50,852,126		50,112,214
General business | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	51,930,859		51,268,214
General business | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	1,078,733		1,156,000
General business | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	50,463,112		49,815,352
General business | Loans and receivables overdue but not impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	65,616		48,294
General business | Impaired loans and receivables | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	1,402,131		1,404,568
Small and medium sized enterprise
Composition of loans and receivables [Line Items]
Total net	34,154,883		31,583,675
Small and medium sized enterprise | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	34,422,045		32,007,817
Small and medium sized enterprise | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	267,162		424,142
Small and medium sized enterprise | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	34,107,547		31,520,617
Small and medium sized enterprise | Loans and receivables overdue but not impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	63,067		57,245
Small and medium sized enterprise | Impaired loans and receivables | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	251,431		429,955
Project financing and others
Composition of loans and receivables [Line Items]
Total net	5,563,542		7,289,677
Project financing and others | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	5,594,667		7,350,812
Project financing and others | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	31,125		61,135
Project financing and others | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	5,547,950		7,142,440
Project financing and others | Impaired loans and receivables | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	46,717		208,372
Consumers
Composition of loans and receivables [Line Items]
Total net	140,866,760		133,106,502
Consumers | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	141,301,814		133,471,627
Consumers | Allowance for credit losses
Composition of loans and receivables [Line Items]
Total net	435,054		365,125
Consumers | Loans and receivables neither overdue nor impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	139,886,407		132,195,005
Consumers | Loans and receivables overdue but not impaired | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	878,406		765,829
Consumers | Impaired loans and receivables | Gross loans and receivables
Composition of loans and receivables [Line Items]
Total net	₩ 537,001		₩ 510,793